RESEARCH AND DEVELOMENT, NET	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
RESEARCH AND DEVELOMENT, NET

NOTE 12 - RESEARCH AND DEVELOMENT, NET

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Payroll and related expenses	7,061	7,538	8,997
Subcontracted work and consulting	420	470	1,229
Share-based payments to service provider	-	-	19
Rent and office maintenance	780	832	936
Travel expenses	180	215	90
Other	188	319	416
Less participation in grants	-	(231)	(100)
	8,629	9,143	11,587